Financial Instruments - Summary of Cash Resources and Other Financial Assets (Detail) - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Cash and cash equivalents
Cash at bank and in hand		€ 2,625	€ 2,764	€ 2,672
Short-term deposits	[1]	1,411	2,764	2,176
Other cash equivalents		146	20	7
Cash and cash equivalents		4,182	5,548	4,855
Other financial assets
Financial assets at amortised cost	[2]	514	468	774
Financial assets at fair value through other comprehensive income	[3]	9	9
Derivatives that relate to financial liabilities		40	59	69
Other	[4]	322	272	257
Other financial assets		885	808	1,100
Current financial assets	[5]	5,067	6,356	5,955
Cash and cash equivalents
Cash at bank and in hand
Short-term deposits	[1]
Other cash equivalents
Cash and cash equivalents
Other financial assets
Financial assets at amortised cost	[2]	148	138	129
Financial assets at fair value through other comprehensive income	[3]	413	361	304
Derivatives that relate to financial liabilities		32	21	96
Other	[4]	367	356	286
Other financial assets		960	876	815
Non-current financial assets	[5]	960	876	815
Cash and cash equivalents
Cash at bank and in hand		2,625	2,764	2,672
Short-term deposits	[1]	1,411	2,764	2,176
Other cash equivalents		146	20	7
Cash and cash equivalents		4,182	5,548	4,855
Other financial assets
Financial assets at amortised cost	[2]	662	606	903
Financial assets at fair value through other comprehensive income	[3]	422	370	304
Derivatives that relate to financial liabilities		72	80	165
Other	[4]	689	628	543
Other financial assets		1,845	1,684	1,915
Total	[5]	€ 6,027	€ 7,232	€ 6,770

[1]	Short-term deposits typically have maturity of up to 3 months.
[2]	Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €107 million (31 December 2020: €101 million, 30 June 2020: €94 million).
[3]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €408 million (31 December 2020: €356 million, 30 June 2020: €284 million).
[4]	Current other financial assets at fair value through profit or loss include A- or higher rated money and capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US, an option over non-controlling interest in a subsidiary in Hong Kong and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.
[5]	Financial assets exclude trade and other current receivables.